Shareholders' Equity Preferred Stock Summary (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Jun. 20, 2012
Class of Stock [Line Items]
Total shares issued and outstanding (shares)	15,826								15,826		10,826
Carrying value	$ 1,562	[1]							$ 1,562	[1]	$ 1,068	[1]
Series A Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate									Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%
Per annum dividend rate (percent)									4.00%
Liquidation preference per share (usd per share)	$ 100,000								$ 100,000
Total shares issued and outstanding (shares)	5,001								5,001		5,001
Carrying value	500	[1]							500	[1]	500	[1]	500
Dividends Payable, Date Declared			Jul. 17, 2013	[2],[3]	Apr. 09, 2013	[2],[3]	Jan. 16, 2013	[2],[3]
Dividends Payable, Date of Record			Sep. 05, 2013	[2],[3]	Jun. 05, 2013	[2],[3]	Mar. 05, 2013	[2],[3]
Value of depository share, as a percent of preferred stock (percent)									1.00%
Dividend payment, day and month			Sep. 20, 2013	[2],[3]	Jun. 20, 2013	[2],[3]	Mar. 20, 2013	[2],[3]
Preferred Stock, Dividend Rate, Per-Dollar-Amount (usd per share)	$ 10.1111	[2],[3]	$ 10.2222	[2],[3]	$ 10.2222	[2],[3]	$ 10.0000	[2],[3]
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred Stock Redemption Period Following Regulatory Capital Treatment Event									90 days
Per annum dividend rate (percent)									5.20%
Liquidation preference per share (usd per share)	$ 100,000								$ 100,000
Total shares issued and outstanding (shares)	5,825								5,825		5,825
Carrying value	568	[1]							568	[1]	568	[1]
Dividends Payable, Date Declared			Jul. 17, 2013	[3],[4]	Apr. 09, 2013	[3],[4]	Jan. 16, 2013	[3],[4]
Dividends Payable, Date of Record			Sep. 05, 2013	[3],[4]	Jun. 05, 2013	[3],[4]	Mar. 05, 2013	[3],[4]
Value of depository share, as a percent of preferred stock (percent)									0.025%
Dividend payment, day and month			Sep. 20, 2013	[3],[4]	Jun. 20, 2013	[3],[4]	Mar. 20, 2013	[3],[4]
Preferred Stock, Dividend Rate, Per-Dollar-Amount (usd per share)	$ 0.3250	[3],[4]	$ 0.3250	[3],[4]	$ 0.3250	[3],[4]	$ 0.3250	[3],[4]
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Shares issued (shares)									500,000
Per annum dividend rate									4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%
Per annum dividend rate (percent)									4.50%
Preferred stock, basis spread on variable rate (percent)									2.46%
Liquidation preference per share (usd per share)	$ 100,000								$ 100,000
Total shares issued and outstanding (shares)	5,000								5,000		0
Carrying value	$ 494	[1]							$ 494	[1]	$ 0	[1]
Value of depository share, as a percent of preferred stock (percent)									1.00%
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount (usd per share)	$ 26.6250	[3],[5]
London Interbank Offered Rate (LIBOR) | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate (percent)									0.565%
London Interbank Offered Rate (LIBOR) | Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate (percent)									2.46%
Scenario, Forecast [Member] | Series A Preferred Stock
Class of Stock [Line Items]
Dividends Payable, Date Declared	Oct. 16, 2013	[2],[3]
Dividends Payable, Date of Record	Dec. 05, 2013	[2],[3]
Dividend payment, day and month	Dec. 20, 2013	[2],[3]
Scenario, Forecast [Member] | Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividends Payable, Date Declared	Oct. 16, 2013	[3],[4]
Dividends Payable, Date of Record	Dec. 05, 2013	[3],[4]
Dividend payment, day and month	Dec. 20, 2013	[3],[4]
Scenario, Forecast [Member] | Series D Preferred Stock
Class of Stock [Line Items]
Dividends Payable, Date Declared	Oct. 16, 2013	[3],[5]
Dividends Payable, Date of Record	Dec. 05, 2013	[3],[5]
Dividend payment, day and month	Dec. 20, 2013	[3],[5]

[1]	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.
[2]	Dividend per Normal Preferred Capital Security of Mellon Capital IV, each representing 1/100th interest in a share of Series A preferred stock.
[3]	Dividends are noncumulative
[4]	Dividend per depositary share, each representing a 1/4,000th interest in a share of Series C preferred stock.
[5]	Dividend per depository share, each representing a 1/100th interest in a share of Series D preferred stock.